MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

November 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 333-176657

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Securities and Exchange Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 6 to the Form N-4 registration statement for certain variable annuity contracts (“Protective Dimensions”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add a new prospectus under the registration statement that describes a revised version of the Protective Dimensions contract and its Protected Lifetime Income Benefit rider (“SecurePay FX”) that will be effective December 3, 2012.

Attached please find acceleration requests from the Company and the underwriter of the Protective Dimensions contracts requesting an effective date of December 3, 2012 for the Post-Effective Amendment.

If you have any questions or comments regarding this Post-Effective Amendment, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

cc:                                Elisabeth Bentzinger

Ashley Vroman-Lee